Loan Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Loan Receivables [Abstract]
Schedule of Loan Receivables
	December 31, 2022	December 31, 2023
	RM	RM	USD

Personal loans	-	2,912,547	634,639
Term loans	-	43,339,398	9,443,573
Loans to related parties	-	2,819,450	614,353
	-	49,071,395	10,692,565
Less: Unearned interest	-	(12,222,634)	(2,663,289)
	-	36,848,761	8,029,276
Less: Allowance for expected credit losses on loan receivables	-	(272,225)	(59,317)
	-	36,576,536	7,969,959
	December 31, 2022	December 31, 2023
	RM	RM	USD

Current asset	-	15,378,236	3,350,889
Non-current asset	-	21,198,300	4,619,070
	-	36,576,536	7,969,959

Schedule of Outstanding Balances	The average credit period for services rendered is 30 (2022: Nil) days. No interest is charged on the outstanding balances.
	December 31, 2022	December 31, 2023
	RM	RM	USD
Not past due	-	47,476,339	10,345,005
Past due	-	1,595,056	347,560
	-	49,071,395	10,692,565
Less: Allowance for expected credit losses on loan receivables	-	(272,225)	(59,317)
	-	48,799,170	10,633,248

Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period	Aging of loan receivables that are past due the average credit period:
	December 31, 2022	December 31, 2023
	RM	RM	USD
< 30 days	-	1,482,120	322,951
31 days to 60 days	-	103,416	22,534
61 days to 210 days	-	9,520	2,075
211 days to 240 days	-	-	-
241 days to < 1 year	-	-	-
Total	-	1,595,056	347,560

Schedule of Provision for Loss Allowance Based on Past Due Status	As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base:
Loan receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2022	-	-			-	-	-
Lifetime ECL – December 31, 2023	237,382	31,125	3,102	616	-	-	272,225